INCOME TAXES - Components Of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Components Of Income Tax Expenses
Current income tax expenses	¥ 530,677		¥ 257,096	¥ 108,488
Deferred income tax expenses/(benefit)	(20,932)	$ (2,993)	8,538	14,083
Total	¥ 509,745	$ 72,893	¥ 265,634	¥ 122,571